Share Capital and Share Premium - Summary of Share Capital and Share Premium (Detail) - GBP (£) shares in Thousands, £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Beginning Balance	£ 4,323	£ 4,525	£ 3,903
Issue of ordinary shares - share option schemes	6	7	6
Ending balance	£ 4,134	£ 4,323	£ 4,525
Beginning Balance	782,099	781,078
Issue of ordinary shares - share option schemes	1,236	1,021
Purchase of own shares	(30,077)
Ending Balance	753,258	782,099	781,078
Share premium [member]
Disclosure of classes of share capital [line items]
Beginning Balance	£ 2,614	£ 2,607	£ 2,602
Issue of ordinary shares - share option schemes	6	7	5
Ending balance	2,620	2,614	2,607
Share capital [member]
Disclosure of classes of share capital [line items]
Beginning Balance	195	195
Purchase of own shares	(7)
Ending balance	£ 188	£ 195	£ 195